Leases - Schedule of Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 21,145	$ 16,420
Less than one year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	3,708	2,918
1 to 2 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	3,014	3,045
2 to 3 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	1,700	1,689
3 to 5 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,458	2,009
6 and thereafter [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 10,265	$ 6,759